NOTE 16 - Financial Instruments and Risk Management: Schedule of Foreign currency risk (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Foreign currency risk

	As of December 31, 2025
	USD	CAD	NIS	Total
Assets
Cash and cash equivalents	21,750	5	1,270	23,025
Trade accounts receivable	1,377	-	604	1,981
Other accounts receivable	-	-	10	10
Restricted cash	10	-	423	433
	23,137	5	2,307	25,449
Liabilities
Trade accounts payable and Accrued liabilities	1,436	108	1,469	3,013
Other accounts payable	296	20	1,752	2,068
Loans	2,569	-	-	2,569
Liability for Agricultural Research Organization	2,540	-	-	2,540
Lease liabilities	-	-	11,535	11,535
	6,841	128	14,756	21,725

	As of December 31, 2024
	USD	CAD	NIS	Total
Assets
Cash and cash equivalents	2,279	84	27	2,390
Trade accounts receivable	506	-	610	1,116
Other accounts receivable	-	-	13	13
Restricted cash	11	-	360	371
	2,796	84	1,010	3,890
Liabilities
Trade accounts payable and Accrued liabilities	1,496	99	2,331	3,926
Other accounts payable	1,049	169	1,107	2,325
Loans	3,373	532	-	3,905
Liability for Agricultural Research Organization	-	-	2,696	2,696
Lease liabilities	-	-	9,913	9,913
	5,918	800	16,047	22,765